Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents at December 31, 2018 included $187 million of cash (December 31, 2017 – $280 million) and $2,679 million of short-term investments with original maturities less than three months at the time of purchase (December 31, 2017 – $2,233 million).